CERTAIN RISKS AND CONCENTRATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%